Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Inventory

(in €‘000)	December 31, 2021	December 31, 2020

Finished products and goods for resale	3,748	2,789
HBE certificates	5,483	2,136
Total	9,231	4,925